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                          ING VARIABLE PRODUCTS TRUST
                           ING VP MagnaCap Portfolio
                     ING VP Disciplined LargeCap Portfolio

                       Supplement dated December 15, 2005
           to the Class I Prospectus, the Class S Prospectus and the
                  Statement of Additional Information ("SAI")
                           each dated April 29, 2005

    On November 10, 2005 the shareholders of ING VP MagnaCap Portfolio and ING VP Disciplined LargeCap Portfolio approved the reorganization with and merger into ING VP Value Opportunity Portfolio and ING Fundamental Research Portfolio, respectively. The reorganization was completed on December 3, 2005. Accordingly, ING VP MagnaCap Portfolio and ING VP Disciplined LargeCap Portfolio are no longer offering their shares. All references to ING VP MagnaCap Portfolio and ING VP Disciplined LargeCap Portfolio in the Prospectuses and SAI are hereby deleted.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE